Directors' emoluments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Staff costs
Social security contributions	$ 156	$ 43	$ 32
Directors' salary and fees	1,868	463	322
Share based payment expense	2,097	162	124
Medical insurance	9
Total	4,224	668	478
Directors
Staff costs
Social security contributions	156	43	32
Directors' salary and fees	1,868	463	322
Share based payment expense	2,097	162	124
Medical insurance	4
Total	4,125	668	478
Highest paid director
Staff costs
Total	$ 1,016	$ 270	$ 213